UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI CALIFORNIA TAX FREE RESERVES

FORM N-Q
NOVEMBER 30, 2006

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited)	November 30, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 99.8%
Education — 9.8%
$ 2,830,000	A-1+	Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital
		Improvement Financing, Project, Series B, LOC-Scotiabank, 3.390%,
		12/7/06 (a)	$2,830,000
3,400,000	A-1+	California EFA Revenue, Stanford University, Series S-4, 3.480%, 12/1/06 (a)	3,400,000
		California Statewide CDA:
7,500,000	NR	3.470% due 12/13/06	7,500,000
2,000,000	VMIG1(b)	Revenue, Tiger Woods Learning Foundation, LOC- Bank of America,
		3.270%, 12/7/06 (a)	2,000,000
1,375,000	F-1(c)	San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank,
		3.450%, 12/7/06 (a)	1,375,000
2,100,000	A-1+	University of California Board of Regents, Series A, TECP, 3.430% due
		12/7/06	2,100,000
6,055,000	A-1+	William S Hart, CA, Union High School District, COP, School Facilities
		Bridge Program, FSA-Insured, 3.300%, 12/7/06 (a)	6,055,000

		Total Education	25,260,000

Electric — 0.3%
850,000	A-1+	California State Department Water Reservoir Power Supply Revenue, Putters,
		Series 344, AMBAC-Insured, 3.480%, 12/7/06 (a)	850,000

Finance — 4.0%
		California State Economic Recovery Bonds:
3,900,000	A-1+	Series C-07, LOC-BNP Paribas, 3.470%, 12/1/06 (a)	3,900,000
6,335,000	A-1+	Series C-10, LOC-BNP Paribas, 3.360%, 12/6/06 (a)	6,335,000

		Total Finance	10,235,000

General Obligation — 11.0%
3,000,000	A-1	California State, GO, TECP, SPA-Bank of Nova Scotia, KBC Bank, Lloyds
		Bank, National Australia Bank, Royal Bank of Scotland, 3.450% due
		12/1/06	3,000,000
2,895,000	F-1+(c)	Los Angeles, CA, Union School District, PA 1117, FSA-Insured, 3.490%,
		12/7/06 (a)	2,895,000
1,900,000	VMIG1(b)	Oakland, CA, GO, Series 756, FGIC-Insured, 3.480%, 12/7/06 (a)	1,900,000
12,280,000	SP-1+	Orange County, CA, Fire Authority, GO, TRAN, 4.500% due 6/29/07	12,347,577
1,960,000	A-1+	Palomar Pomerado Health, Floats, PT-2995, AMBAC-Insured, LIQ-Merrill
		Lynch Capital Services, 3.490%, 12/7/06 (a)	1,960,000
1,950,000	F-1+(c)	Poway, CA, University School District GO, PT-1889, MBIA-Insured,
		3.490%, 12/7/06 (a)	1,950,000
3,455,000	VMIG1(b)	Puerto Rico MFA, GO, Floater Certificates, Series 225, FSA-Insured, 3.480%,
		12/7/06 (a)	3,455,000
990,000	F-1+(c)	Rancho Santiago, CA, Community College District, Series 2550, FSA-
		Insured, SPA-Merrill Lynch, 3.490%, 12/7/06 (a)	990,000

		Total General Obligation	28,497,577

Hospitals — 6.7%
9,140,000	A-1+	California Health Facilities Finance Authority, Sisters of Charity Health
		Systems, 3.380%, 12/6/06 (a)	9,140,000
2,000,000	A-1	California Statewide CDA Revenue, American Baptist Homes West, LOC-
		LaSalle Bank, 3.340%, 12/7/06 (a)	2,000,000
6,200,000	A-1+	Fresno, CA, Revenue, Trinity Health Credit, Series C, SPA- Landesbank
		Hessen-Thuringen, 3.400%, 12/7/06 (a)	6,200,000

		Total Hospitals	17,340,000

Housing: Multi-Family — 15.6%
3,580,000	A-1+	Anaheim, CA, MFH Revenue, Cobblestone Apartments, Series B, FNMA-
		Collateralized, 3.500%, 12/7/06 (a)(d)	3,580,000

See Notes to Schedule of Investments.

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Housing: Multi-Family — 15.6% (continued)
$ 1,000,000	A-1+	California Housing Finance Agency Revenue, MFH, Series D,
		SPA - Depfa Bank PLC, 3.750%, 12/1/06 (a)	$1,000,000
		California Statewide CDA Multifamily Revenue:
4,965,000	A-1+	Coventry Place Apartments, Series JJ, FNMA-Insured, 3.300%, 12/7/06
		(a)(d)	4,965,000
4,150,000	A-1+	Refunding, Housing, Foxwood Apartments, Series J, LOC-Wells Fargo
		Bank, 3.550%, 12/7/06 (a)	4,150,000
5,450,000	A-1+	Village At Hesperia, Series CCC, FNMA-Collateralized, 3.500%,
		12/7/06 (a)(d)	5,450,000
5,800,000	A-1+	Village Green Apartments, Series II, FHLMC-Collateralized, 3.500%,
		12/7/06 (a)(d)	5,800,000
1,050,000	A-1+	Village Hesperia Apartment, Series CCC-1, FNMA-Insured, 3.540%,
		12/7/06 (a)	1,050,000
9,340,000	A-1+	California, HFA Revenue, Home Mortgage, Series K, LIQ-Bank of Nova
		Scotia and State Street Bank & Trust, 3.560%, 12/6/06 (a)	9,340,000
1,000,000	A-1+	Pleasant Hill, CA, RDA, Multi-Family Revenue, Refunding, Housing Chateau
		III, Series A, LIQ-FNMA, 3.430%, 12/7/06 (a)	1,000,000
2,000,000	A-1+	Sacramento County, CA, Development Authority, MFH Revenue, Natomas
		Park Apartments, Issue B, FNMA-Collateralized, 3.500%, 12/7/06 (a)(d)	2,000,000
2,000,000	A-1+	San Jose, CA, MFH Revenue, Cinnabar Commons, Series C, LOC-Bank of
		America, 3.350%, 12/7/06 (a)(d)	2,000,000

		Total Housing: Multi-Family	40,335,000

Housing: Single Family — 1.9%
4,800,000	VMIG1(b)	Sacramento County, CA, City Financing Authority Lease Revenue, Series G,
		AMBAC-Insured, 3.490%, 12/7/06 (a)	4,800,000

Industrial Development — 2.2%
2,000,000	A-1+	California Infrastructure & Economic Development Bank Revenue, Asian Art
		Museum Foundation, MBIA-Insured, SPA-JPMorgan Chase, 3.550%,
		12/1/06 (a)	2,000,000
2,370,000	F-1+(c)	California Statewide CDA, IDR, Florestone Products Project, LOC-Wells
		Fargo Bank, 3.500%, 12/6/06 (a)(d)	2,370,000
1,300,000	F-1+(c)	San Francisco, CA, City & County Redevelopment Agency Lease Revenue,
		PT-2249, AMBAC-Insured, 3.490%, 12/7/06 (a)	1,300,000

		Total Industrial Development	5,670,000

Life Care Systems — 0.9%
2,350,000	A-1	California Statewide Community Development Corp., COP, Covenant
		Retirement Communities, LOC-LaSalle National Bank, 3.340%,
		12/7/06 (a)	2,350,000

Miscellaneous — 7.8%
1,660,000	A-1+	Commonwealth of Puerto Rico, PA 642, MBIA-Insured, LIQ- Merrill Lynch
		Capital Services Inc., 3.460%, 12/7/06 (a)	1,660,000
10,355,000	VMIG1(b)	Hesperia, CA, Public Financing Authority, 1993 Street Improvement Project,
		LOC-Bank of America, 3.500%, 12/6/06 (a)	10,355,000
		Irvine, CA, Improvement Bond Act 1915:
2,200,000	VMIG1(b)	Assessment District 04-20, Series A, LOC-KBC Bank, 3.370%,
		12/1/06 (a)	2,200,000
1,280,000	A-1	Assessment District 87-8, LOC-KBC Bank, 3.370%, 12/1/06 (a)	1,280,000
2,200,000	VMIG1(b)	Revenue, Limited Obligation, Assessment District 04-20, Series B, LOC-
		KBC Bank, 3.450%, 12/1/06 (a)	2,200,000
2,475,000	A-1+	Westminster, CA, RDA, Tax Allocation Revenue, Commercial
		Redevelopment Project Number 1, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.350%, 12/7/06 (a)	2,475,000

		Total Miscellaneous	20,170,000

See Notes to Schedule of Investments.

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Pollution Control — 0.5%
$ 1,200,000	A-1+	California PCFA, PCR, Refunding, ExxonMobil Project, 3.450%, 12/1/06 (a)	$1,200,000

Public Facilities — 6.5%
3,000,000	VMIG1(b)	California Infrastructure & Economic Development Bank Revenue,
		Contemporary Jewish Museum, LOC-Bank of America, 3.350%,
		12/7/06 (a)	3,000,000
3,755,000	A-1+	Fremont, CA, COP, Maintenance Center And Fire Project, AMBAC-Insured,
		SPA-Dexia Credit Local, 3.360%, 12/7/06 (a)	3,755,000
		San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone
		Center Expansion Project:
1,300,000	A-1+	Series 1, AMBAC-Insured, SPA-JPMorgan Chase, State Street Bank,
		3.230%, 12/7/06 (a)	1,300,000
8,705,000	A-1+	Series 3, AMBAC-Insured, SPA-Morgan Guaranty Trust and State Street
		Bank & Trust, 3.270%, 12/7/06 (a)	8,705,000

		Total Public Facilities	16,760,000

Solid Waste — 1.4%
3,500,000	A-1+	Orange County, CA, Sanitation Districts COP, Series B, SPA-Dexia Public
		Finance Bank, 3.370%, 12/1/06 (a)	3,500,000

Tax Allocation — 0.8%
2,000,000	SP-1+	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, 4.500%
		due 7/30/07	2,012,894

Transportation — 1.0%
2,550,000	A-1	Port of Oakland, CA, Series 1192, FGIC-Insured, LIQ-Morgan Stanley,
		3.510%, 12/7/06 (a)	2,550,000

Utilities — 12.3%
6,000,000	A-1+	California Alternative Energy Source Financing Authority Cogeneration
		Revenue, Refunding, GE Capital Corp., Arroyo, Series B, 3.350%,
		12/6/06 (a)	6,000,000
		California PCFA, PCR, Pacific Gas & Electric:
2,300,000	A-1+	Series C, LOC-Bank One, 3.510%, 12/1/06 (a)	2,300,000
4,500,000	A-1+	Series E, LOC-JPMorgan Chase, 3.550%, 12/1/06 (a)	4,500,000
700,000	A-1+	Series F, LOC-Bank One, 3.550%, 12/1/06 (a)	700,000
11,000,000	A-1+	Puerto Rico, Electric Power Authority Revenue, PART, MSTC, Series SGA
		43, MBIA-Insured, SPA-Societe Generale, 3.450%, 12/6/06 (a)	11,000,000
7,300,000	A-1+	San Francisco, CA, TECP, 3.470% due 12/13/06	7,300,000

		Total Utilities	31,800,000

Water and Sewer — 17.1%
		California State Department of Water Resource Power Supply Revenue:
1,200,000	A-1+	Refunding, Subordinated Series F-4, LOC-Bank of America, 3.550%,
		12/1/06 (a)	1,200,000
4,185,000	A-1+	Series B-2, LOC-BNP Paribas, 3.680%, 12/1/06 (a)	4,185,000
5,000,000	A-1	Subordinated Series G-4, FSA-Insured, SPA-Morgan Stanley, 3.360%,
		12/7/06 (a)	5,000,000
945,000	A-1+	Eastern Municipal Water District, Water & Sewer Revenue COP, Refunding,
		Series B, MBIA-Insured, SPA-Lloyds TSB Bank PLC, 3.300%,
		12/7/06 (a)	945,000
11,900,000	A-1+	Los Angeles, CA, Water & Power Revenue, Power System, Subordinated
		Series A-8, 3.340%, 12/7/06 (a)	11,900,000
		Metropolitan Water District of Southern California:
2,970,000	A-1+	Series C, SPA-Dexia Credit Local, 3.300%, 12/7/06 (a)	2,970,000
1,945,000	A-1+	Series C-2, SPA-Dexia Credit Local, 3.300%, 12/7/06 (a)	1,945,000
		Waterworks Revenue:
4,800,000	A-1+	Authorization, Series B, SPA-Landesbank Hessen, 3.270%,
		12/7/06 (a)	4,800,000
900,000	A-1+	Series C-2, SPA-Lloyds TSB Bank PLC, 3.470%, 12/1/06 (a)	900,000

See Notes to Schedule of Investments.

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Water and Sewer — 17.1% (continued)
$ 2,000,000	A-1+	Orange County, CA, Sanitation District, COP, SPA-Depfa Bank PLC,
		3.520%, 12/1/06 (a)	$2,000,000
3,100,000	A-1+	Otay, CA, Water District COP, Capital Projects, LOC-Landesbank Hessen,
		3.380%, 12/6/06 (a)	3,100,000
		San Diego, CA, Water Authority:
2,500,000	NR	3.550% due 12/12/06	2,500,000
2,500,000	NR	3.530% due 1/5/07	2,500,000
300,000	A-1+	Turlock, CA, Irrigation District COP, Capital Improvement & Refunding
		Project, LOC-Societe Generale, 3.550%, 12/1/06 (a)	300,000

		Total Water and Sewer	44,245,000

		TOTAL INVESTEMENTS — 99.8% (Cost — $257,575,471#)	257,575,471
		Other Assets in Excess of Liabilities — 0.2%	437,591

		TOTAL NET ASSETS — 100.0%	$258,013,062

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Moody's Investors Service.
(c)	Rating by Fitch Ratings Service.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
CDA - Community Development Authority
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
MSTC - Municipal Securities Trust Certificates
PCFA - Pollution Control Finance Authority
PCR - Pollution Control Revenue
SPA - Standby Bond Purchase Agreement
TECP - Tax Exempt Commercial Paper

See page 5 for definitions of ratings

See Notes to Schedule of Investments.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments;
those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi California Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (“Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	January 29, 2007

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date	January 29, 2007